Income Taxes (Details) - 6 months ended Jun. 30, 2025	HKD ($)	USD ($)	CNY (¥)
Income Taxes [Line Items]
Income tax liability		$ 13,959	¥ 100,000
Minimum [Member]
Income Taxes [Line Items]
Applicable tax rate	10.00%
Maximum [Member]
Income Taxes [Line Items]
Applicable tax rate	50.00%
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Applicable tax rate	8.25%
Profits amount (in Dollars)	$ 2,000,000
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Applicable tax rate	16.50%
Profits amount (in Dollars)	$ 2,000,000
PRC [Member]
Income Taxes [Line Items]
Applicable tax rate	25.00%
Percentage of uniform rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Applicable tax rate	15.00%